Income Taxes (Details) $ in Thousands, ₪ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 27, 2020	Dec. 22, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2011	Jan. 02, 2017 ILS (₪)
Income Taxes (Details) [Line Items]
Deferred tax asset (in Dollars)				$ 645,318	$ 113,419
Net operating loss and credit carryovers (in Dollars)				$ 151,400
Operating loss, expiration period				December 31, 2022 through December 31, 2038
Reduced corporate tax rate							16.00%	16.00%
Percentage of limitation uses		80.00%
Valuation allowance and deferred tax assets tax rate							21.00%
Change in valuation allowance (in Dollars)			$ 65,600
Change in deferred tax assets (in Dollars)			$ 65,600	$ (17,484)	(2,393)	$ (3,956)
Net operating losses, description	The CARES Act amended Internal Revenue Code Section 172(b)(1) for tax years beginning in 2018, 2019 and 2020, requiring taxpayers to carry back NOLs arising in those years to the five preceding tax years, unless the taxpayer elects to waive or reduce the carryback period. To the extent unused as a carryback, these NOLs are now carried forward indefinitely. The CARES Act suspended the Tax Cuts and Jobs Act’s 80% limitation on NOL deductions for tax years beginning in 2018, 2019 and 2020. The 80% limitation will be reinstated for tax years beginning after 2020, for NOLs arising in tax years after 2017.
Corporate tax rate, percentage							7.50%
Enterprise benefits rate				23.00%
Foreign ownership percentage basis for determining tax rate				90.00%
Special preferred enterprise tax exempt period				10 years			10 years
Approved enterprise and beneficiary enterprise income tax exempt or taxable rate				10.00%
Dividend with holding tax rate				15.00%
Lower tax rate, percentage				30.00%
Tax-exempt income (in Dollars)				$ 268,700
Change in corporate tax rate, amount incurred (in Dollars)				$ 26,800
Special preferred enterprise of reduced tax rates 2								9.00%
Preferred enterprise of reduced tax rates							12.00%
Income tax rate, pecentage							7.50%
Preferred benefitted intangible assets (in New Shekels) | ₪									₪ 200
Special preferred enterprise of reduced tax rates							6.00%
Special preferred benefitted intangible assets (in New Shekels) | ₪							₪ 500
Foreign dividend withholding tax rate				4.00%
United States [Member]
Income Taxes (Details) [Line Items]
Statutory tax rates				21.00%
Germany [Member]
Income Taxes (Details) [Line Items]
Statutory tax rates				29.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Statutory tax rates				16.50%
Israel [Member]
Income Taxes (Details) [Line Items]
Corporate tax rate, percentage						23.00%
Dividend with holding tax rate				15.00%
Israel Tax Authority [Member]
Income Taxes (Details) [Line Items]
Dividend with holding tax rate				20.00%
Lower tax rate, percentage				20.00%
Income witholding tax rate, percentage				20.00%
Subsidiaries [Member]
Income Taxes (Details) [Line Items]
Operating losses carryforwards (in Dollars)				$ 607,300	490,000
Incurred capital losses (in Dollars)				2,203,200
Deferred tax asset (in Dollars)				645,300	$ 113,400
Accrued interest and penalties related to uncertain tax positions (in Dollars)				$ 2,200
Maximum [Member]
Income Taxes (Details) [Line Items]
Reduced corporate tax rate		35.00%
Foreign ownership percentage basis for determining tax rate				25.00%
Special preferred enterprise tax exempt period				10 years
Minimum [Member]
Income Taxes (Details) [Line Items]
Reduced corporate tax rate		21.00%
Foreign ownership percentage basis for determining tax rate				10.00%
Special preferred enterprise tax exempt period				2 years